Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current and Deferred Components of Income Tax Expense (Benefit)

The current and deferred components of income tax expense (benefit) are as follows:

Years Ended December 31,	2015	2014
Current tax expense (benefit)
Federal	$287,855	$112,621
State	74,324	81,936

Deferred tax expense (benefit)
Federal	(15,130,060)	21,592,426
State	(353,007)	644,739

Income tax expense (benefit)	$(15,120,888)	$22,431,722

Difference between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes

The following table provides a reconciliation of the Company’s effective tax rate from the U.S. 35% statutory rate for the periods indicated:

Years Ended December 31,	2015	2014
Expected income tax provision (benefit) at statutory rate	$(14,858,849)	$20,614,073
State tax, tax effected	10,536	675,733
Other	(39,646)	833,016
Rate difference	(232,929)	308,900

Actual income tax provision	$(15,120,888)	$22,431,722

Deferred Tax Assets and Liabilities

The tax effects of the Company’s temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below:

December 31,	2015	2014
Deferred tax assets:
Net operating loss carryforward	$77,507,544	$64,772,240
Severance costs	—	96,679
Organizational expenses	57,439	58,187
Stock based compensation	2,431,147	1,522,325
Intangibles	775,719	869,594
Other	1,418,801	24,207

	82,190,650	67,343,232

Deferred tax liabilities:
Oil and gas properties and other property and equipment, principally due to intangible drilling costs	(86,789,694)	(84,371,190)
Unrealized hedging gain	(11,414,232)	(14,482,786)

Net deferred tax liabilities	$(16,013,276)	$(31,510,744)